UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:  __________
     This Amendment (Check only one.):         [ ] is a restatement
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       American Assets Investment Management, LLC
Address:    1145 El Camino Real, Suite 200
             	 San Diego, CA 92130

Form 13F File Number:  028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ernest S. Rady
               Chief Investment Officer
Phone:    858.350.2600

Signature, Place, and Date of Signing:

/s/Ernest S. Rady              San Diego               January 26, 2012


Report Type (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     95

Form 13F Information Table Value Total:     $140,880

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO	Common Stock	88579Y101	245 	"3,000 "	Sole	N/A	All
ABBOTT LABS COM	Common Stock	002824100	"2,671 "	"47,500 "	Sole	N/A	All
ALCOA INC	Common Stock	013817101	173 	"20,000 "	Sole	N/A	All
ALEXANDRIA REAL ESTATE                                        	Common Stock	015271109	290 	"4,200 "	Sole	N/A	All
ALKERMES PLC SHS	Common Stock	G01767105	642 	"37,000 "	Sole	N/A	All
AMERICAN ASSETS TR INC	Common Stock	024013104	410 	"20,000 "	Sole	N/A	All
AMERICAN CAMPUS COMMUNITIES	Common Stock	024835100	295 	"7,041 "	Sole	N/A	All
AMERICAN ELEC PWR INC	Common Stock	025537101	"2,066 "	"50,000 "	Sole	N/A	All
AMERICAN TOWER CORP	Common Stock	029912201	234 	"3,900 "	Sole	N/A	All
AMERISOURCEBERGEN CORP	Common Stock	03073E105	602 	"16,200 "	Sole	N/A	All
APACHE CORP	Common Stock	037411105	634 	"7,000 "	Sole	N/A	All
APPLE COMPUTER INC	Common Stock	037833100	"3,321 "	"8,200 "	Sole	N/A	All
BANCO SANTANDER CENT HISPANO ADR	Common Stock	05964H105	852 	"113,300 "	Sole	N/A	All
BANK AMER CORP	Common Stock	060505104	"1,585 "	"285,000 "	Sole	N/A	All
BAXTER INTL INC	Common Stock	071813109	"2,251 "	"45,500 "	Sole	N/A	All
BIOMED REALTY TRUST	Common Stock	09063H107	188 	"10,400 "	Sole	N/A	All
BK NEW YORK MELLON CORP COM	Common Stock	064058100	"1,109 "	"55,700 "	Sole	N/A	All
BP PLC ADR	Common Stock	055622104	"8,928 "	"208,900 "	Sole	N/A	All
BUCKEYE PARTNERS L P	Common Stock	118230101	704 	"11,000 "	Sole	N/A	All
CADIZ INC NEW	Common Stock	127537207	266 	"27,575 "	Sole	N/A	All
CAPITAL ONE FINANCIAL	Common Stock	14040H105	"1,252 "	"29,600 "	Sole	N/A	All
CAPITAL ONE FINL CORP       11/14/18	Common Stock	14040H139	147 	"10,000 "	Sole	N/A	All
CARDINAL HEALTH INC COM	Common Stock	14149Y108	"1,173 "	"28,891 "	Sole	N/A	All
CAREFUSION CORP COM	Common Stock	14170T101	596 	"23,445 "	Sole	N/A	All
CHESAPEAKE ENERGY CORP	Common Stock	165167107	568 	"25,500 "	Sole	N/A	All
CHEVRON CORP. COMMON STOCK	Common Stock	166764100	"6,639 "	"62,400 "	Sole	N/A	All
CISCO SYS INC	Common Stock	17275R102	"2,622 "	"145,000 "	Sole	N/A	All
CITIGROUP INC COM	Common Stock	172967424	389 	"14,800 "	Sole	N/A	All
COCA-COLA CO	Common Stock	191216100	"2,099 "	"30,000 "	Sole	N/A	All
CONOCOPHILLIPS	Common Stock	20825C104	583 	"8,000 "	Sole	N/A	All
COVIDIEN PLC	Common Stock	G2554F113	"1,890 "	"42,000 "	Sole	N/A	All
DUKE ENERGY CORP COM	Common Stock	26441C105	"1,100 "	"50,000 "	Sole	N/A	All
EDUCATION REALTY TRUST	Common Stock	28140H104	199 	"19,500 "	Sole	N/A	All
EL PASO PIPELINE PARTNERS L P	Common Stock	283702108	727 	"21,000 "	Sole	N/A	All
ENBRIDGE ENERGY PARTNERS L P	Common Stock	29250R106	730 	"22,000 "	Sole	N/A	All
EQUITY LIFESTYLE PROPERTIES INC	Common Stock	29472R108	200 	"3,000 "	Sole	N/A	All
EXCEL TR INC COM	Common Stock	30068C109	720 	"60,000 "	Sole	N/A	All
EXPRESS SCRIPTS INC CL A	Common Stock	302182100	626 	"14,000 "	Sole	N/A	All
EXXON MOBIL CORP	Common Stock	30231G102	"2,119 "	"25,000 "	Sole	N/A	All
FREEPORT-MCMORAN COPPER & GOLD CL B	Common Stock	35671D857	"1,656 "	"45,000 "	Sole	N/A	All
GENERAL ELEC CO	Common Stock	369604103	"5,837 "	"325,901 "	Sole	N/A	All
GOLDMAN SACHS GROUP INC	Common Stock	38141G104	959 	"10,600 "	Sole	N/A	All
GOOGLE INC-CL A	Common Stock	38259P508	"2,971 "	"4,600 "	Sole	N/A	All
HARTFORD FINL SVCS GROUP INC	Common Stock	416515104	658 	"40,500 "	Sole	N/A	All
HARTFORD FINL WTS EXP        6/29/19	Common Stock	416515120	91 	"10,000 "	Sole	N/A	All
HEALTH CARE REIT INC	Common Stock	42217K106	218 	"4,000 "	Sole	N/A	All
HEWLETT PACKARD CO	Common Stock	428236103	670 	"26,000 "	Sole	N/A	All
HOSPIRA INC COM	Common Stock	441060100	456 	"15,000 "	Sole	N/A	All
HOST HOTELS & RESORTS INC	Common Stock	44107P104	447 	"30,297 "	Sole	N/A	All
INTEL CORP	Common Stock	458140100	"2,498 "	"103,000 "	Sole	N/A	All
INTERNATIONAL BUSINESS MACHS CORP	Common Stock	459200101	"2,207 "	"12,000 "	Sole	N/A	All
JOHNSON & JOHNSON	Common Stock	478160104	"2,099 "	"32,000 "	Sole	N/A	All
JPMORGAN CHASE & CO	Common Stock	46625H100	"1,164 "	"35,000 "	Sole	N/A	All
JPMORGAN CHASE & CO WTS     10/28/18	Common Stock	46634E114	204 	"24,000 "	Sole	N/A	All
KROGER CO	Common Stock	501044101	242 	"10,000 "	Sole	N/A	All
MACERICH CO	Common Stock	554382101	"5,522 "	"109,126 "	Sole	N/A	All
MARATHON OIL CORP	Common Stock	565849106	293 	"10,000 "	Sole	N/A	All
MCKESSON CORP COM	Common Stock	58155Q103	"1,247 "	"16,000 "	Sole	N/A	All
MERCK & CO COM	Common Stock	58933Y105	"2,187 "	"58,000 "	Sole	N/A	All
METLIFE INC COM	Common Stock	59156R108	"1,403 "	"45,000 "	Sole	N/A	All
MICROSOFT CORP	Common Stock	594918104	"1,635 "	"63,000 "	Sole	N/A	All
MORGAN STANLEY	Common Stock	617446448	356 	"23,500 "	Sole	N/A	All
MOSAIC CO NEW COM	Common Stock	61945C103	252 	"5,000 "	Sole	N/A	All
MYLAN LABS INC	Common Stock	628530107	363 	"16,900 "	Sole	N/A	All
NEWCASTLE INVESTMENT CORP	Common Stock	65105M108	186 	"40,000 "	Sole	N/A	All
NORTHSTAR REALTY FINANCE CORP	Common Stock	66704R100	312 	"65,400 "	Sole	N/A	All
NOVARTIS AG SPNSRD ADR	Common Stock	66987V109	732 	"12,800 "	Sole	N/A	All
NV ENERGY INC COM	Common Stock	67073Y106	327 	"20,000 "	Sole	N/A	All
ORACLE CORP	Common Stock	68389X105	"1,719 "	"67,000 "	Sole	N/A	All
OVERSEAS SHIPHOLDING GROUP INC	Common Stock	690368105	885 	"81,000 "	Sole	N/A	All
PEPSICO INC	Common Stock	713448108	"2,057 "	"31,000 "	Sole	N/A	All
PFIZER INC	Common Stock	717081103	"2,413 "	"111,500 "	Sole	N/A	All
PG & E CORP	Common Stock	69331C108	"1,195 "	"29,000 "	Sole	N/A	All
PINNACLE WEST CAP CORP	Common Stock	723484101	"2,168 "	"45,000 "	Sole	N/A	All
PNC FINL SVCS GROUP INC     12/31/18	Common Stock	693475121	236 	"20,000 "	Sole	N/A	All
PPL CORP	Common Stock	69351T106	"1,177 "	"40,000 "	Sole	N/A	All
PRUDENTIAL FINL INC COM	Common Stock	744320102	551 	"11,000 "	Sole	N/A	All
QUALCOMM INC	Common Stock	747525103	"1,039 "	"19,000 "	Sole	N/A	All
ROYAL DUTCH SHELL PLC-ADR A	Common Stock	780259206	"3,655 "	"50,000 "	Sole	N/A	All
SCHLUMBERGER LTD	Common Stock	806857108	931 	"13,622 "	Sole	N/A	All
SOUTHERN CO	Common Stock	842587107	694 	"15,000 "	Sole	N/A	All
STRAGEGIC HOTELS & RESORTS	Common Stock	86272T106	235 	"43,700 "	Sole	N/A	All
STARWOOD HOTELS & RESORTS WORLDWIDE	Common Stock	85590A401	"1,787 "	"37,250 "	Sole	N/A	All
SUN COMMUNITIES	Common Stock	866674104	221 	"6,050 "	Sole	N/A	All
TANGER FACTORY OUTLET CENTER	Common Stock	875465106	205 	"7,000 "	Sole	N/A	All
TAUBMAN CENTERS INC	Common Stock	876664103	230 	"3,700 "	Sole	N/A	All
TELEFONICA S A SPON ADR	Common Stock	879382208	688 	"40,000 "	Sole	N/A	All
TEVA PHARMACEUTICAL SPNSRD ADR	Common Stock	881624209	"1,211 "	"30,000 "	Sole	N/A	All
VEOLIA ENVIRONNEMENT-ADR	Common Stock	92334N103	276 	"25,000 "	Sole	N/A	All
VODAFONE GROUP SPON ADR	Common Stock	92857W209	505 	"18,000 "	Sole	N/A	All
WALGREEN CO	Common Stock	931422109	926 	"28,000 "	Sole	N/A	All
WELLS FARGO & CO COM	Common Stock	949746101	"24,726 "	"897,162 "	Sole	N/A	All
APACHE CO PFD	Preferred Stock	037411808	543 	"10,000 "	Sole	N/A	All
HARTFORD FINL CONV PFD	Preferred Stock	416515708	"1,296 "	"69,000 "	Sole	N/A	All
METLIFE CONV PFD	Preferred Stock	59156R116	278 	"4,500 "	Sole	N/A	All